CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (4,907)	$ (6,497)	$ 201
Other Comprehensive Income (loss):
Change in foreign currency translation adjustment	(207)	(186)	(14)
Total comprehensive income (loss)	(5,114)	(6,683)	187
Less: comprehensive income (loss) attributable to non-controlling interest	(39)	(73)	(10)
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (5,075)	$ (6,610)	$ 197